Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

December 23, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of:

Eaton Vance Tax-Managed Equity Asset Allocation Fund

(“Tax-Managed Equity Asset Allocation Fund”)

Eaton Vance Tax-Managed Global Dividend Income Fund

(“Tax-Managed Global Dividend Income Fund”)

Eaton Vance Tax-Managed Global Small-Cap Fund

(“Tax-Managed Global Small-Cap Fund”)

Eaton Vance Tax-Managed Multi-Cap Growth Fund

(“Tax-Managed Multi-Cap Growth Fund”)

Eaton Vance Tax-Managed Small-Cap Fund

(“Tax-Managed Small-Cap Fund”)

Eaton Vance Tax-Managed Value Fund

(“Tax-Managed Value Fund”)

(collectively the “Tax-Managed Funds”)

Eaton Vance Global Income Builder Fund

(“Global Income Builder Fund”)

(collectively the “Funds”)

Post-Effective Amendment No. 253 (1933 Act File No. 002-90946)

Amendment No. 255 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (“SAI”) for the Funds, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on March 1, 2016.

Securities and Exchange Commission

December 23, 2015

The Amendment is being filed for the purpose of reflecting certain policy changes for Tax-Managed Equity Asset Allocation Fund; adopting a global investing policy for Tax-Managed Global Dividend Income Fund; reflecting certain investment objective and policy changes for Tax-Managed Global Small-Cap Fund as described in the preliminary proxy statement filed May 5, 2015 (Accession No. 0000940394-15-000647) and the definitive proxy statement filed May 26, 2015 (Accession No. 0000940394-15-000696) and reviewed by U.S. Securities and Exchange Commission (the “SEC”); and reflecting a name change for the Global Income Builder Fund and other related investment policy changes.  The prospectus and SAI for the Tax-Managed Funds have been marked to show changes from the Funds’ prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 250 filed with the SEC on September 10, 2015 (Accession No. 0000940394-15-00116) and the prospectus and SAI for Global Income Builder Fund have been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 237 filed with the Securities and Exchange Commission on February 26, 2015 (Accession No. 0000940394-15-000263).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectuses and SAIs included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President

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